Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Sales to and Purchases From Associates and Joint Ventures

Sales to and purchases from joint ventures and associates are as follows:

	Joint Ventures			Associates
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Sales	107	111	88	40	51	56
Purchases	31	55	54	193	400	401

Summary of Key Management Remuneration

Key management remuneration amounted to:	2018 €m	2017 €m	2016 €m
Short-term benefits	8	9	13
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 9	4	3	3
Total	13	13	17